MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period					12/1/11-12/31-11
Determination Date					1/9/2012
Distribution Date					1/17/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$364,960,276.55
2.	Collections allocable to Principal				$12,265,516.02
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$678,406.46

5.	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)				$352,016,354.07

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				29,141

7.	Initial Pool Balance				$650,000,000.99

8.	Note Balances		Beginning of Period	End of Period

	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$225,485,872.40		$212,736,108.76
	d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
	e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00		$8,125,000.00

	g.	Note Balance (sum a - f)	$359,485,872.40		$346,736,108.76

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.9055658		0.8543619
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000

	g.	Note Pool Factor	0.5530552		0.5334402

10.	Overcollateralization Target Amount				$5,280,245.31
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,280,245.31

12.	Weighted Average Coupon			%	9.55%
13.	Weighted Average Original Term			months	65.51
14.	Weighted Average Remaining Term			months	44.57

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,004,892.91
	b.	Liquidation Proceeds allocable to Finance Charge			$94.52
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,004,987.43

16.	Principal:
	a.	Collections allocable to Principal			$12,265,516.02
	b.	Liquidation Proceeds allocable to Principal			$281,258.52
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$12,546,774.54

17.	Total Finance Charge and Principal Collections (15d+16d)				$15,551,761.97
18.	Interest Income from Collection Account				$1,014.23
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$15,552,776.20

Available Funds

21.	Available Collections				$15,552,776.20
22.	Reserve Account Draw Amount				$0.00

23.	Available Funds				$15,552,776.20

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$304,133.56
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$304,133.56

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$264,945.90
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$264,945.90

	m.	Class A-4 Monthly Interest	$139,400.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$139,400.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$7,469,518.33

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$8,360,358.21

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$5,280,245.31

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
37.	Additional Servicing Fees, if any		$0.00
38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,004,987.43
	b.	Total Daily Deposits of Principal Collections	$12,546,774.54
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,014.23

	e.	Total Deposits to Collection Account (sum a - d)	$15,552,776.20

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$304,133.56
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,333,969.96
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,912,172.68

	f.	Total Withdrawals from Collection Account (sum a - e)	$15,552,776.20

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$264,945.90
	d.	Class A-4 Interest Distribution	$139,400.00
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92

	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$12,749,763.64
	j.	Class A-4 Principal Distribution	$0.00
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$13,333,969.96

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$13,014,709.54
	d.	Class A-4 Distribution	$139,400.00
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$13,333,969.96

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$1,912,172.68
	b.	Reserve Account surplus (Ln 53)	$117.37

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,912,290.05

44.	Withdrawals
	a.	Certificateholder Distribution	$1,912,290.05

	b.	Total Withdrawals from Certificate Payment Account	$1,912,290.05

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$346,736,108.76

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47. Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48. Investment Earnings		$117.37
49. Reserve Account Draw Amount		$0.00

50. Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,117.37
51. Deposit from Available Funds (Ln 40d)		$0.00
52. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$117.37

54. Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55. Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56. Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57. Amount to be paid to Servicer from the Collection Account		$304,133.56
58. Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
59. Amount to be deposited from the Collection Account into the Note Payment Account		$13,333,969.96
60. Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,912,172.68
61. Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$117.37
63. Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64. Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
65. Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$13,014,709.54
66. Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67. Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68. Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92
69. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,912,290.05

Net Loss and Delinquency Activity

70. Net Losses with respect to preceding Collection Period		$397,053.42
71. Cumulative Net Losses		$3,748,068.15
72. Cumulative Net Loss Percentage		0.5766%
73. Delinquency Analysis
	Number of Loans	Principal Balance
a. 31 to 60 days past due	574	$7,653,512.63
b. 61 to 90 days past due	173	$2,142,729.33
c. 91 or more days past due	89	$723,627.38

d. Total Past Due (sum a-c)	836	10,519,869.34

Servicer Covenant

74. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
75. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer